Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$ 116	$ (405)	$ (546)
Tax expenses (benefits) of unrealized foreign exchange gain	(1,110)	(1,569)	512
Tax expenses (benefits) of allowance for doubtful accounts	11	(4)	2,304
Tax expenses (benefits) of used (unused) tax credits	(618)	0	3,337
Tax benefits of advanced share-based compensation deductions	0	0	(1,459)
Deferred Income Tax Expense (Benefit)	$ (1,601)	$ (1,978)	$ 4,148